Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-Use Assets under IFRS 16
The movements of right-of-use assets included within "Property and equipment, net" and "Investment properties, net" for the year are as follows:

	Property and equipment, net - Leasehold interests in land	Property and equipment, net - Other	Investment properties, net - Leasehold interests in land	Total Right-of-use assets
	US$ in millions
At January 1, 2019
Cost	$675	$14	$56	$745
Accumulated depreciation	(123)	(10)	(12)	(145)
At January 1, 2019	$552	$4	$44	$600
Year ended December 31, 2019
Opening net book amount	$552	$4	$44	$600
IFRS 16 transition adjustment	—	6	—	6
Restated balance, beginning of period	552	10	44	606
Additions	—	20	—	20
Depreciation	(12)	(9)	(1)	(22)
Closing net book amount	$540	$21	$43	$604
At December 31, 2019
Cost	$675	$32	$56	$763
Accumulated depreciation	(135)	(11)	(13)	(159)
At December 31, 2019	$540	$21	$43	$604
Year ended December 31, 2020
Opening net book amount	$540	$21	$43	$604
Additions	1	25	—	26
Disposals	—	(14)	—	(14)
Adjustments to costs	(2)	—	—	(2)
Depreciation	(13)	(13)	(1)	(27)
Closing net book amount	$526	$19	$42	$587
At December 31, 2020
Cost	$674	$40	$56	$770
Accumulated depreciation	(148)	(21)	(14)	(183)
At December 31, 2020	$526	$19	$42	$587

Lease Liabilities under IFRS 16
The lease liabilities included within borrowings are as follows:

	December 31,
	2020	2019
	US$ in millions
Current liabilities - Borrowings	$21	$19
Non-current liabilities - Borrowings	124	128
Total Lease liabilities	$145	$147

Disclosure of Depreciation on Right of Use Assets and Interest on Lease Liabilities

	Year ended December 31,
	2020	2019
	US$ in millions
Depreciation charge of right-of-use assets:
Investment properties, net - Leasehold interests in land	$1	$1
Property and equipment, net - Leasehold interests in land	13	12
Property and equipment, net - other	13	9
	27	22

Interest expense on lease liabilities	8	8
Expense relating to short-term leases for which the recognition exemption is applied	1	2
Expense relating to low-value items for which the recognition exemption is applied	1	1
Expense relating to variable lease payments not included in lease liabilities	1	5
	$38	$38